Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	490,000,000	490,000,000	490,000,000
Common Stock, shares issued	144,893,995	141,835,662	120,105,418
Common Stock, shares outstanding	144,893,995	141,835,662	120,105,418
Unamortized discount		$ 232,767
Convertible Notes Payable [Member]
Unamortized discount	$ 84,916	175,668	$ 0
Convertible Line of Credit [Member]
Unamortized discount	$ 0	$ 226,768